UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3605


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York              August 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total: $257,404
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    FORM 13F INFORMATION TABLE

SLS Capital
PORTFOLIO APPRAISAL
30-Jun-03

PORTFOLIO APPRAISAL
               COL 1                    COL 2     COL 3    COL 4      COL 5       COL 6       COL 6   COL 7  COL 8     COL 8
June 30, 2003
                                       TITLE
                                        OF                 MARKET              INVESTMENT INVESTMENT  OTHER VOTING     VOTING
SECURITY                               CLASS     CUSIP     VALUE     SHARES    DISCRETION DISCRETION  MGRS  AUTHORITY  AUTHORITY
                                                                                 SOLE       SHARED           SOLE       SHARED  NONE
Bally Total Fitness Hldg                  COM   05873K108  22,777   2,522,341  2,388,452    133,889   NO    2,388,452   133,889  0
Providian Financial Corp                  COM   74406A102  20,795   2,245,631  2,128,417    117,214   NO    2,128,417   117,214  0
Janus Capital Group Inc                   COM   47102X105  14,972     912,900    863,702     49,198   NO      863,702    49,198  0
UnumProvident Corp                        COM   91529Y106  14,846   1,107,100  1,048,528     58,572   NO    1,048,528    58,572  0
Multimedia Games Inc                      COM   625453105  12,329     485,402    459,722     25,680   NO      459,722    25,680  0
America Online                            COM   00184A105  10,539     655,000    618,812     36,188   NO      618,812    36,188  0
Aetna Inc New                             COM   00817Y108  10,535     175,000    165,711      9,289   NO      165,711     9,289  0
Supervalu Inc                             COM   868536103  10,191     478,000    452,712     25,288   NO      452,712    25,288  0
Capital One Financial Corp                COM   14040H105   9,836     200,000    189,365     10,635   NO      189,365    10,635  0
OfficeMax Inc                             COM   67622M108   9,154   1,397,500  1,323,779     73,721   NO    1,323,779    73,721  0
ValueVision Media Inc                    CL A   92047K107   8,733     638,867    606,069     32,798   NO      606,069    32,798  0
Georgia Pacific Corp                      COM   373298108   8,706     459,400    435,096     24,304   NO      435,096    24,304  0
Federated Department
   Stores Inc De                          COM   31410H101   7,370     200,000    189,421     10,579   NO      189,421    10,579  0
FleetBoston Financial Corp                COM   339030108   6,922     233,000    220,674     12,326   NO      220,674    12,326  0
Prudendtial Financial Inc                 COM   744320102   6,730     200,000    189,419     10,581   NO      189,419    10,581  0
Grey Global Group Inc                     COM   39787M108   6,583       8,515      8,219        296   NO        8,219       296  0
Halliburton Co                            COM   406216101   6,463     281,000    266,134     14,866   NO      266,134    14,866  0
General MTRS Corp.                        COM   370442832   6,405     500,000    473,496     26,504   NO      473,496    26,504  0
Readers Digest
   Association Inc                        COM   755267101   6,059     449,488    425,708     23,780   NO      425,708    23,780  0
Hartford Financial
   Services Group Inc                     COM   416515104   5,036     100,000     94,709      5,291   NO       94,709     5,291  0
NTL Inc Del                               COM   62940M104   4,994     145,100    137,424      7,676   NO      137,424     7,676  0
Sears Robuck & Co                         COM   812387108   4,541     135,000    127,859      7,141   NO      127,859     7,141  0
Performance Food Group Co                 COM   713755106   4,266     115,300    109,874      5,426   NO      109,874     5,426  0
Pep Boys Manny Moe & Jack                 COM   713278109   4,053     300,000    284,130     15,870   NO      284,130    15,870  0
Alliance Gaming Corp                  COM NEW   01859P609   3,782     200,000    189,420     10,580   NO      189,420    10,580  0
Cablevision Systems Corp       CL A NY CABLVS   12686C109   3,778     182,000    172,372      9,628   NO      172,372     9,628  0
AFC Enterprises Inc                       COM   00104Q107   3,520     215,000    203,595     11,405   NO      203,595    11,405  0
Pacific Sunwear of
   California Inc                         COM   694873100   3,010     125,000    118,365      6,635   NO      118,365     6,635  0
Borders Group Inc                         COM   099709107   2,906     165,000    156,271      8,729   NO      156,271     8,729  0
Barnes and Noble Inc                      COM   067774109   2,766     120,000    113,651      6,349   NO      113,651     6,349  0
Cole National Corp New                   CL A   193290103   2,692     215,000    203,627     11,373   NO      203,627    11,373  0
Travelers Property
   Casualty Corp New                     CL A   89420G109   2,627     165,200    156,460      8,740   NO      156,460     8,740  0
Coinstar Inc                              COM   19259P300   1,130      59,690     56,967      2,723   NO       56,967     2,723  0
Grace WR & Co Del New                     COM   38388F108   1,058     240,000    227,304     12,696   NO      227,304    12,696  0
Polymedica Corp                           COM   731738100     917      20,000     18,941      1,059   NO       18,941     1,059  0
Fleetwood Enterprises
   Inc                                    COM   339099103     623      84,200     79,745      4,455   NO       79,745     4,455  0
Charter Communications
   Inc D                     NOTE 5.750% 10/05  16117MAB3   3,795   5,500,000  5,209,000    291,000   NO    5,209,000   291,000  0
Charter Communications
   Inc D                      NOTE 4.750% 6/06  16117MAC1   1,965   3,000,000  2,841,000    159,000   NO    2,841,000   159,000  0

02740.0001 #422997